Investments	6 Months Ended
Jun. 30, 2023
Investments [Abstract]
Investments
6.	Investments

($000s)	January 1, 2023	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		June 30, 2023
Current assets:
Investments in marketable securities	3,696	(119)	-	-		-		3,577

Non-current assets:
Investment in associate	1,389	-	(120)	-		20	(b)	1,289

($000s)	January 1, 2022	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		December 31, 2022
Current assets:
Investments in marketable securities	3,367	329	-	-		-		3,696

Non-current assets:
Investment in associate	2,429	-	(206)	(873	)(a)	39	(b)	1,389

(a)	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the market price, had declined significantly and recorded an impairment of $0.9 million in the consolidated statements of operations and comprehensive income (loss).

(b)	In 2023, the Company received 43,928 common shares of Paramount for payment of interest, on the secured convertible notes, that accrued between July 1, 2022 and December 31, 2022. In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022.

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These financial assets are recorded at fair value of $3.6 million (December 31, 2022 - $3.7 million) in the consolidated statements of financial position. At June 30, 2023, the Company revalued its holdings in its investments and recorded a fair value decrease of $0.1 million in the statement of operations and comprehensive income (loss).

Investment in associate relates to Paramount. As at June 30, 2023, the Company holds a 4.9% (December 31, 2022 – 5.6%) interest in Paramount for which it accounts using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During six months ended June 30, 2023, the Company recorded its proportionate share of Paramount’s net loss of $0.1 million (2022 – $0.1 million) within equity loss of associate on the consolidated statements of operations and comprehensive income (loss). As at June 30 2023, the carrying value of the Company’s investment in Paramount was $1.3 million (December 31, 2022 - $1.4 million).